Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

February 5, 2021

Filed Via EDGAR

Sonny Oh, Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.
Ameritas Variable Separate Account VA-2 (1940 Act Registration No. 811-05192)
Medley!, 1933 Act Registration No. 333-142483 Post-Effective Amendment, No. 20 on Form N-4

Dear Mr. Oh:

We are submitting, pursuant to Rule 485(a), a Post-Effective Amendment (“Amendment”) on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2021.

The primary reason for this filing is to bring this registration statement into compliance with the new Form N-4 format, as adopted by the Securities and Exchange Commission (“SEC”) in the Summary Prospectus Rule in 2020. The Medley! product is no longer sold, and its last registration statement was filed with the SEC in 2013. While this filing includes material changes made in terms of the heading and format of the prospectus, and the addition of new disclosure items as mandated by the Form, we believe that the disclosure relating to the product specifics is substantially the same as was disclosed in the last filed registration statement.

While we attempted to make a redline showing all changes from the filing made in 2013, we determined the resultant document would not be helpful to the SEC in its review.

We have omitted financial statements from this filing. Prior to the effective date we plan to submit a further post-effective amendment, which will provide audited Ameritas and Separate Account financial statements for the periods ending December 31, 2020.

We acknowledge that the Separate Account is responsible for the accuracy and adequacy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President, Associate General Counsel

Enclosure